Mandatorily redeemable Series C preferred shares (Details) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Preferred stock redemption price per share (in CAD per share) | $ / shares		$ 25
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2018	$ 222,977
2019	142,771
2020	311,698
2021	121,663
2022	392,461
Thereafter to 2031	1,858,371
Preferred shares series C, noncurrent	$ 13,867		$ 13,072
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares | shares	100
Preferred stock redemption price per share (in CAD per share) | $ / shares		$ 53,400
Disclosure Estimated Dividend And Redemption Payments [Abstract]
Less amounts representing interest	$ (7,242)
Total Preferred shares series C	14,718
Less current portion	(851)
Preferred shares series C, noncurrent	$ 13,867
Executives of company | Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares | shares	36
Dividends Payable | Series C Preferred Stock
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2018	$ 851
2019	1,022
2020	1,071
2021	1,087
2022	1,108
Thereafter to 2031	12,564
Redemption amount	4,257
Estimated dividend and redemption payments	$ 21,960